     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 2013.
                                                            FILE NOS. 333-185790
                                                                       811-09003
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 3                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                                   Amendment No. 3                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                               MANDA GHAFERI, ESQ.
                             AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on December 30, 2013 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.

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--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 30, 2013, Accession No. 0000950123-13-002978.


The supplement dated October 1, 2013 is incorporated by reference to the supplement as filed under Rule 497 of the Securities Act of 1933, File Nos. 333-185790 and 811-09003, filed on October 1, 2013, Accession No. 0001070231-13-
000037.

                  SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN
          Polaris Platinum O-Series Variable Annuity dated May 1, 2013

--------------------------------------------------------------------------------

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
          Polaris Platinum O-Series Variable Annuity dated May 1, 2013

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ON OR ABOUT MARCH 10, 2014, THE FOLLOWING VARIABLE PORTFOLIOS WILL BE AVAILABLE FOR INVESTMENT:

UNDERLYING FUND:                       MANAGED BY:                            TRUST:  ASSET CLASS:
----------------                       -----------                            ------  ------------
SunAmerica Dynamic Strategy Portfolio  SunAmerica Asset Management Corp. and  SAST    Balanced
                                       AllianceBernstein L.P.

VCP Value                              Invesco Advisers, Inc.                 SAST    Balanced


THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF FOOTNOTE 7 UNDER THE FEE TABLE SECTION OF THE PROSPECTUS FOR CONTRACTS ISSUED ON OR ABOUT MARCH 10, 2014:

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets and each of these Variable Portfolios. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

THE FOLLOWING REPLACES THE FIRST AND SECOND PARAGRAPHS UNDER SUNAMERICA SERIES TRUST -- CLASS 3 SHARES IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS FOR CONTRACTS ISSUED ON OR ABOUT MARCH 10, 2014:

SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY
PORTFOLIO

SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

THE FOLLOWING IS ADDED UNDER THE SUNAMERICA SERIES TRUST -- CLASS 3 SHARES IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS FOR CONTRACTS ISSUED ON OR ABOUT MARCH 10, 2014:

VCP VALUE PORTFOLIO

The VCP Value Portfolio utilizes investment strategies that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, this Variable Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.

Dated: December 30, 2013

                Please keep this Supplement with your Prospectus

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 30, 2013, Accession No. 0000950123-13-
002978.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference, as indicated below, to this registration statement:



     - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2012 are incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-185790 and 811-09003), filed on April 30, 2013.



     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2012 and 2011 are incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-185790 and 811-09003), filed on April 30, 2013.


(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    3
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    4
      (b)  Selling Agreement.....................................................    15
(4)   Variable Annuity Contract
      (a)  AGL Variable Annuity Contract (AS-995 (12/10))........................    16
      (b)  SAAL Form of Optional Guaranteed Living Benefit Endorsement (ASE-6248
           (9/09))...............................................................    9
      (c)  SAAL Maximum Anniversary Value Optional Death Benefit (ASE-6255
           (12/10))..............................................................    11
      (d)  ASLAC Nursing Home Waiver Rider (A-7036-R1)...........................    6
      (f)  AGL Nursing Home Waiver Rider (A-7036-R1).............................    17
      (g)  AGL Form of Optional Guaranteed Living Benefit Endorsement (ASE-6248
           (9/09))...............................................................    17
      (i)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-
           6255 (12/10)).........................................................    18
      (j)  AGL Premium Plus Endorsement (ASE-6245 (12/08)).......................    17
      (k)  Merger Endorsement (L8204 (7/12)).....................................    15
(5)   (a)  SAAL Application for Contract (ASA-579 (10/09)).......................    12
      (b)  AGL Form of Annuity Application (ASA-579 (5/12))......................    17
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of American General
           Life Insurance Company, effective December 31, 1991...................    1
      (b)  Amendment to the Amended and Restated Articles of Incorporation of
           American General Life Insurance Company, effective July 13, 1995......    2
      (c)  By-Laws of American General Life Insurance Company, restated as of
           June 8, 2005..........................................................    7
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement......................    14
      (b)  SunAmerica Series Trust Fund Participation Agreement..................    14
      (c)  American Funds Fund Participation Agreement...........................    5
      (d)  Lord Abbett Fund Participation Agreement..............................    5
      (e)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    8
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    10
      (g)  Seasons Series Trust Fund Participation Agreement.....................    14
      (h)  Form of Consents to Assignment of Fund Participation and other
           Agreements............................................................    15
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    16
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable

(13)  Other
      (a)  Power of Attorney -- American General Life Insurance Company
           Directors.............................................................    17
      (b)  Notice of Termination of Support Agreement............................    11
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    11
      (d)  Unconditional Capital Maintenance Agreement between American
           International Group, Inc. and American General Life Insurance
           Company...............................................................    13
      (e)  Specimen Form of Agreement and Plan of Merger.........................    15


--------

1 Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-
   002332.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

7 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

8 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.

9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.

12 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.

13 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   149, File Nos. 333-151576 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on May 2, 2011, Accession No. 0001193125-11-120309.

14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

15 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014430.

16 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-
   014447.


17 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.



18 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-185790 and 811-09003, filed on April 30, 2013, Accession No. 0000950123-13-002978.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Jay S. Wintrob(2)                Director, Chairman, President and Chief Executive
                                 Officer
Bruce R. Abrams                  Director and President -- Fixed Annuities
Thomas J. Diemer                 Director, Senior Vice President and Chief Risk
                                 Officer
Jeffrey M. Farber(5)             Director
Mary Jane B. Fortin              Director, Executive Vice President and Chief
                                 Financial Officer
Deborah A. Gero(2)               Director, Senior Vice President and Chief
                                 Investment Officer
Jana W. Greer(3)                 Director and President -- Retirement Income
                                 Solutions
Stephen A. Maginn(3)             Director, Senior Vice President and Chief
                                 Distribution Officer
James A. Mallon                  Director and President -- Life and Accident &
                                 Health
Jonathan J. Novak                Director and President -- Institutional Markets
Curtis W. Olson(1)               Director and President -- Group Benefits
Jesus C. Zaragoza                Senior Vice President and Deputy Chief Financial
                                 Officer
Michael P. Harwood               Senior Vice President and Chief Actuary
Randall W. Epright               Senior Vice President and Chief Information
                                 Officer
Christine A. Nixon(2)            Senior Vice President and Chief Legal Officer
Tim W. Still                     Senior Vice President and Chief Operations Officer
Stephen J. Stone(3)              Senior Vice President, Market Risk Management
Kyle L. Jennings                 Senior Vice President and Chief Compliance Officer
Sai P. Raman(6)                  Senior Vice President, Institutional Markets
Steven D. Anderson               Vice President and Controller
Jim A. Coppedge                  Vice President and Assistant Secretary
Julie Cotton Hearne              Vice President and Secretary
John B. Deremo                   Vice President, Distribution
William T. Devanney, Jr.         Vice President and Tax Officer
Gavin D. Friedman(2)             Vice President and Litigation Officer
Leo W. Grace                     Vice President, Product Filing
Tracy E. Harris                  Vice President, Product Filing
Mallary L. Reznik(2)             Vice President and Assistant Secretary
T. Clay Spires                   Vice President and Tax Officer
Michael E. Treske                Vice President, Distribution
William C. Wolfe                 Vice President and Treasurer
Frank Kophamel                   Vice President and Appointed Actuary
Manda Ghaferi(2)                 Vice President
David S. Jorgensen               Vice President
Melissa H. Cozart                Privacy Officer
Craig M. Long                    Anti-Money Laundering and Office of Foreign Asset
                                 Control Officer
David J. Kumatz(4)               Assistant Secretary
Virginia N. Puzon(2)             Assistant Secretary
Larry E. Blews                   38a-1 Compliance Officer



--------

   (1) 3600 Route 66, Neptune, NJ 07753

   (2) 1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067

   (3) 21650 Oxnard Street, Woodland Hills, CA 91367

   (4) 200 American General Way, Brentwood, TN 37027

   (5) 1 New York Plaza, New York, NY 10004


   (6) 50 Danbury Road, Wilton, CT 06897

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-12-013132, filed on February 27, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of December 10, 2013, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 12,518, of which 7,211 were qualified contracts and 5,307 were non-qualified.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


    AMERICAN GENERAL LIFE INSURANCE COMPANY


    Variable Separate Account


    Variable Annuity Account One


    Variable Annuity Account Two


    Variable Annuity Account Four


    Variable Annuity Account Five


    Variable Annuity Account Seven


    Variable Annuity Account Nine


    Separate Account A


    Separate Account D


    Separate Account I


    Separate Account II


    Separate Account VA-1


    Separate Account VA-2


    Separate Account VL-R


    Separate Account VUL


    Separate Account VUL-2


    AG Separate Account A



    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


    FS Variable Separate Account


    FS Variable Annuity Account One


    FS Variable Annuity Account Two


    FS Variable Annuity Account Five


    Separate Account USL VA-R


    Separate Account USL VL-R

    Separate Account USL A


    Separate Account USL B



    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


    Separate Account A


    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Senior Vice President
Frank Curran                Vice President, Controller, Financial Operation
                            Principal, Chief Financial Officer and Treasurer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Rebecca Snider              Chief Compliance Officer
Michael E. Treske           Chief Distribution Officer, Mutual Funds and
                            Variable Annuities
Kurt Bernlohr(3)            Distribution Officer, Group Retirement
John Gatesman(4)            Distribution Officer, Variable Universal Life
Virginia N. Puzon(2)        Assistant Secretary



     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3) Principal business address is 2919 Allen Parkway, Houston, TX 77019.



     (4) Principal business address is 2929 Allen Parkway, Houston, TX 77019.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(f)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940


American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 20th day of December, 2013.


                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        BY: AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)

                                        BY: /s/ MARY JANE B. FORTIN
                                            ------------------------------------
                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
*JAY S. WINTROB                    Chairman of the Board, President      December 20, 2013
-----------------------------        and Chief Executive Officer
JAY S. WINTROB


*BRUCE R. ABRAMS                   Director and President -- Fixed       December 20, 2013
-----------------------------                 Annuities
BRUCE R. ABRAMS


*THOMAS J. DIEMER                Director, Senior Vice President and     December 20, 2013
-----------------------------             Chief Risk Officer
THOMAS J. DIEMER


*JEFFREY M. FARBER                             Director                  December 20, 2013
-----------------------------
JEFFREY M. FARBER


MARY JANE B. FORTIN               Director, Executive Vice President     December 20, 2013
-----------------------------        and Chief Financial Officer
*MARY JANE B. FORTIN


                                 Director, Senior Vice President and
-----------------------------          Chief Investment Officer
DEBORAH A. GERO


*JANA W. GREER                               Director and                December 20, 2013
-----------------------------          President -- Retirement
JANA W. GREER                              Income Solutions


*STEPHEN A. MAGINN               Director, Senior Vice President and     December 20, 2013
-----------------------------         Chief Distribution Officer
STEPHEN A. MAGINN


*JAMES A. MALLON                  Director and President -- Life and     December 20, 2013
-----------------------------             Accident & Health
JAMES A. MALLON


*JONATHAN J. NOVAK                           Director and                December 20, 2013
-----------------------------     President -- Institutional Markets
JONATHAN J. NOVAK


*CURTIS W. OLSON                   Director and President -- Group       December 20, 2013
-----------------------------                  Benefits
CURTIS W. OLSON


*STEVEN D. ANDERSON                 Vice President and Controller        December 20, 2013
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact              December 20, 2013
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT
NO.                                     DESCRIPTION
-------                                 -----------
   (10)           Consents